Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Use of Estimates
Use of Estimates
The preparation of consolidated financial statements requires that the Company make estimates, judgments and assumptions that may affect the reported amounts of assets, liabilities, equity, revenues and expenses and related disclosure of contingent assets and liabilities. Significant estimates and assumptions made in the consolidated financial statements include, but are not limited to, the revenue recognized from collaboration agreements, the valuation of common shares and stock-based awards and the accrual for research and development expenses. On an ongoing basis, the Company evaluates its estimates, judgments and methodologies. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets, liabilities and equity and the amount of revenues and expenses. As of the date of issuance of these consolidated financial statements, the Company is not aware of any specific event or circumstance that would require the Company to update estimates, judgments or revise the carrying value of any assets or liabilities related to COVID-19. Actual results may differ from these estimates under different assumptions or conditions. Changes in estimates are reflected in reported results in the period in which they become known.

Segment Information
Segment Information
Operating segments are defined as components of an enterprise for which separate financial information is available for evaluation by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company operates in one operating segment, the business of discovering and developing precision oncology therapies.

Cash Equivalents
Cash Equivalents
All highly liquid marketable securities purchased with an original maturity date of 90 days or less at the date of purchase are considered to be cash equivalents. Cash equivalents consisted of money market funds and U.S Treasury bills as of December 31, 2020 and 2019.

Investments in Marketable Securities

Investments in Marketable Securities
Marketable debt securities consist of investments with original maturities greater than 90 days. The Company classifies its investments with maturities beyond one year as short-term, based on their highly liquid nature and because such marketable securities represent the investment of cash that is available for current operations. The Company considers its investment portfolio of marketable securities to be available-for-sale.
Accordingly, these investments are recorded at fair value, which is based on quoted market prices. Unrealized gains and losses are reported as a component of accumulated other comprehensive income (loss) in stockholders’ equity (deficit). Amortization and accretion of premiums and discounts are recorded in interest income. Realized gains and losses and declines in value determined to be other than temporary are based on the specific identification method and are included as a component of other income, net in the consolidated statements of operations.
The Company evaluates its investments with unrealized losses for impairment. When assessing investments for unrealized declines in value, the Company considers whether the decline in value is related to a credit loss or non-credit
loss. For credit losses, the Company reduces the investment to fair value through an allowance for credit losses recorded to the balance sheet and corresponding charge to the statement of operations. The allowance for credit losses and corresponding impairment charge is adjusted each period for changes in fair value. For non-credit
losses, the Company reduces the investment to fair value through a charge to the statement of comprehensive loss, reported as a component of accumulated other comprehensive income (loss) in stockholders’ equity. No such credit losses were recorded during the periods presented.
Prior to the early adoption of ASU
2016-13
, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments,
on January 1, 2020, the Company evaluated its investments with unrealized losses for other-than-temporary impairment. If any adjustment to fair value reflected a decline in the value of the investment that the Company considered to be “other than temporary,” the Company would reduce the investment to fair value through a charge to the consolidated statements of operations.

Fair Value Measurements	Fair Value Measurements
The accounting standard for fair value measurements defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires certain disclosures about fair value measurements. Under this standard, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•	Level 1 — Fair values are determined utilizing prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access.

•
Level 2 — Fair values are determined by utilizing quoted prices for identical or similar assets and liabilities in active markets or other market observable inputs such as interest rates, yield curves, and foreign currency spot rates.

•	Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
The fair value of the Company’s cash equivalents and marketable securities are determined according to the fair value hierarchy described above (see Note 4). The carrying values of the Company’s accounts receivable, accounts payable and accrued expenses approximate their fair values due to the short-term nature of these assets and liabilities.

Concentration of Credit Risk and Significant Suppliers	Concentration of Credit Risk and Significant Suppliers
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist of cash, cash equivalents and marketable debt securities. The Company’s cash, cash equivalent and marketable securities balances are held by major financial institutions that management believes to be creditworthy. The Company uses multiple financial institutions to limit the amount of credit exposure to any one financial institution. Substantially all the Company’s cash, cash equivalent and marketable debt securities were invested in money market funds, U.S. Treasury bills, and U.S. government agency bonds at December 31, 2020 and 2019. At times, the Company’s cash deposits may exceed the amount of federal insurance provided on such deposits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk beyond the normal credit risk associated with commercial banking relationships.
The Company relies, and expects to continue to rely, on a small number of vendors to perform research activities that continue to progress its product candidates for its development programs. These programs could be adversely affected by a significant interruption in the related processes of these vendors.

Restricted Cash
Restricted Cash
Cash accounts with any type of restriction are considered restricted cash and are classified on the balance sheet based on the length of the restrictive obligation. As of both December 31, 2020 and 2019, the Company recorded restricted cash of $2.3 million, all of which was related to security deposits associated with the Company’s facility leases in Boston, Massachusetts and Cambridge, Massachusetts, and is recorded as long term in its balance sheet because the deposit is required for the duration of the lease which is greater than a year.
The reconciliation of cash and cash equivalents and restricted cash to amounts presented in the consolidated statements of cash flows are as follows:

	December 31,
	2020	2019
	(in thousands)
Cash and cash equivalents	$28,381	$22,889
Restricted cash	2,279	2,279

Cash, cash equivalents and restricted cash	$30,660	$25,168

Property and Equipment
Property and Equipment
Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expense is recognized using the straight-line method over the estimated useful lives of each asset.
Estimated useful lives are periodically assessed to determine if changes are appropriate. The estimated useful lives of the Company’s property and equipment are as follows

Asset	Estimated useful life
Computer equipment	3 years
Computer software	5 years
Office equipment	5 years
Furniture and fixtures	7 years
Laboratory equipment	7 years
Leasehold improvements	Shorter of remaining lease term or 10 years
The Company reviews long-lived assets, such as property and equipment, for impairment when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. If indicators of impairment are present, the assets are tested for recoverability by comparing the carrying amount of the assets to the related estimated future undiscounted cash flows that the assets are expected to generate. If the expected cash flows are less than the carrying value of the asset group, then the asset group is considered to be impaired and its carrying value is written down to fair value, based on the related estimated discounted future cash flows. To date, no such impairment losses have been recorded.
Costs for assets not yet placed into service are capitalized as construction-in-progress
and depreciated or amortized in accordance with the above useful lives once placed into service. Upon retirement or sale, the related cost and accumulated depreciation and amortization are removed from the accounts and any resulting gain or loss is included in the consolidated statements of operations. Repairs and maintenance costs are expensed as incurred.

Operating Leases
Operating Leases
The Company accounts for leases in accordance with ASC Topic 842,
Leases
, which it early adopted on January 1, 2018.
At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on specific facts and circumstances and the existence of an identified asset(s), if any, and its control over the use of the identified asset(s), if applicable. Upon lease commencement, operating lease liabilities and their corresponding right-of-use
assets are recorded on the balance sheet based at the present value of lease payments over the expected lease term. Leases with an initial term of 12 months or less are not recorded on the balance sheet. Lease expense is recognized over the expected term on a straight-line basis.
Lease payments are discounted at the lease commencement date using the interest rate implicit in the lease contract. As this rate is typically not readily determinable, the Company determines an incremental borrowing rate that is used to discount lease payments, which reflects the fixed rate at which the Company could borrow on a collateralized basis the amount of the lease payments in the same currency, for a similar term, in a similar economic environment. Certain prospective adjustments to the right-of-use
asset may be required for items such as initial direct costs paid or incentives received.
The Company elected to account for lease and
non-lease
components as a single lease component, however
non-lease
components that are variable, such as common area maintenance and utilities, are generally paid separately from rent based on actual costs incurred and therefore are not included in the right-of-use
asset and
operating lease liability and are reflected as an expense in the period incurred. The Company’s lease terms often include renewal options. The amounts determined for the Company’s right-of-use
assets and lease liabilities generally do not assume that any renewal options or any early-termination provisions, if any, are exercised, unless it is reasonably certain that the Company will exercise such options.

Revenue Recognition	Revenue Recognition
At contract inception, the Company assesses whether the collaboration arrangements are within the scope of ASC Topic 808, Collaborative Arrangements, or ASC 808, to determine whether such arrangements involve joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities. This assessment is performed based on the responsibilities of all parties in the arrangement. For collaboration arrangements within the scope of ASC 808 that contain multiple elements, the Company first determines which elements of the arrangement are within the scope of ASC 808 and which elements are within the scope of ASC 606. For elements of collaboration arrangements that are accounted for pursuant to ASC 808, an appropriate recognition method is determined and applied consistently, either by analogy to authoritative accounting literature or by applying a reasonable and rational policy election. To date, the Company has not entered into any arrangements within the scope of ASC 808.
The Company’s revenues are generated through its license and collaboration agreements with Gilead. Refer to Note 3, “Collaboration Agreements.”

Effective January 1, 2017, the Company early adopted ASC Topic 606,
Revenue from Contracts with Customers
(“ASC 606”), and related amendments using the retrospective transition method, which had no impact on the Company’s financial statements. This standard applies to all contracts with customers, except for contracts that are within the scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments. ASC 606 provides a five-step framework whereby revenue is recognized when control of promised goods or services is transferred to a customer at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) performance obligations are satisfied. The Company only applies this framework to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses whether the goods or services promised within each contract are distinct and, therefore, represent a separate performance obligation. Goods and services that are determined not to be distinct are combined with other promised goods and services until a distinct bundle is identified. The Company then allocates the transaction price (that is, the amount of consideration the Company expects to be entitled to from a customer in exchange for the promised goods or services) to each performance obligation and recognizes the associated revenue when (or as) each performance obligation is satisfied. The Company’s estimate of the transaction price for each contract includes all variable consideration to which the Company expects to be entitled, subject to the constraint on variable consideration. Variable consideration is not constrained if the potential reversal of cumulative revenue recognized at the contract level is not significant.
In determining the appropriate amount of revenue to be recognized as the Company fulfills its obligations under active agreements, the Company must use its judgment to determine: (a) the number of performance obligations based on the determination under step (ii) above; (b) the transaction price under step (iii) above; (c) the stand-alone selling price for each performance obligation identified in the contract for the allocation of transaction price in step (iv) above; and (d) the contract term and pattern of satisfaction of the performance obligations under step (v) above. The Company uses judgment to determine whether milestones or other variable consideration, except for royalties, should be included in the transaction price as described further below. The transaction price is allocated to the identified performance obligations on a relative stand-alone selling price basis, for which the Company recognizes revenue as or when the performance obligations under the contract are satisfied. In certain instances, the timing of satisfying these obligations can be difficult to estimate. Accordingly, the Company’s estimates may change in the future and those changes could be material. Such changes to estimates would result in a change in amounts of revenue recognized. If these estimates and judgments change over the course of these agreements, it may affect the timing and amount of revenue that the Company recognizes and records in future periods.

Amounts due to the Company for satisfying the revenue recognition criteria or that are contractually due based upon the terms of the collaboration agreements are recorded as accounts receivable in the Company’s consolidated balance sheet. Amounts received prior to satisfying the revenue recognition criteria are recorded as deferred revenue in the Company’s consolidated balance sheets. Amounts expected to be recognized as revenue within the one year following the balance sheet date are classified as current deferred revenue. Amounts not expected to be recognized as revenue within the one year following the balance sheet date are classified as deferred revenue, net of current portion. Amounts recognized as revenue, but not yet received or invoiced are generally recognized as contract assets.
Exclusive License Rights
 — If the license to the Company’s intellectual property is determined to be distinct from the other promises or performance obligations identified in the arrangement, which generally include research and development services, the Company recognizes revenue from non-refundable,
upfront fees allocated to the license when the license is transferred to the customer and the customer is able to use and benefit from the license. In assessing whether a license is distinct from the other promises, the Company considers relevant facts and circumstances of each arrangement, including the research and development capabilities of the collaboration partner and the availability of the associated expertise in the general marketplace. In addition, the Company considers whether the collaboration partner can benefit from the license for its intended purpose without the receipt of the remaining promises, whether the value of the license is dependent on the unsatisfied promises, whether there are other vendors that could provide the remaining promises and whether it is separately identifiable from the remaining promises. For licenses that are combined with other promises, the Company utilizes judgment to assess the nature of the combined performance obligation and whether the license is the predominant promise within the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue. If the license is the predominant promise, and it is determined that the license represents functional intellectual property (“IP”), revenue is recognized at the point in time when control of the license is transferred. If it is determined that the license does not represent functional IP, revenue is recognized over time using an appropriate method of measuring progress.
Research and Development Services
 — The obligations under the Company’s collaboration agreements may include research and development services to be performed by the Company to benefit the collaboration partner. For performance obligations that include research and development services, the Company generally recognizes revenue allocated to such performance obligations based on an appropriate measure of progress. The Company utilizes judgment to determine the appropriate method of measuring progress for purposes of recognizing revenue, which is generally an input measure such as costs incurred. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition. The measure of progress, and thereby periods of which revenue should be recognized, are subject to estimates by management and may change over the course of the contract. Reimbursements from the partner that are the result of a collaborative relationship with the partner, instead of a customer relationship, such as co-development
activities, are recorded as a reduction to research and development expense. No collaborative arrangements existed that would result in such reimbursements for the periods presented.
Customer Options
 — The Company’s arrangements may provide a collaborator with the right to acquire additional goods or services in the future. Under these agreements, fees may be due to the Company (i) upon the exercise of the customer option or (ii) in equal installment payments over an agreed upon period. If an arrangement is determined to contain customer options that allow the customer to acquire additional goods or services, the additional goods and services underlying the customer options are evaluated in order to determine if these additional goods or services are distinct from those included as a performance obligation at the outset of the arrangement. If the additional services are not determined to be distinct, the variable consideration pertaining to the customer option is added to the initial transaction price at the time in which the option exercise becomes probable, so long as a potential for reversal of cumulative revenue recognized at the contract level is not significant. Any such adjustments to the transaction price are recorded on a cumulative catch-up
basis, which would affect revenues and earnings in the period of adjustment. If the additional services are distinct, the Company evaluates the customer options for material rights, or options to acquire additional goods or services for free or at a discount. If the customer options are determined to represent a material right, the material right is recognized as a separate performance obligation at the inception of the arrangement. The Company allocates the transaction price to material rights based on the relative stand-alone selling price, which is determined based on the identified discount and the probability that the customer will exercise the option. Amounts allocated to a material right are not recognized as revenue until, at the earliest, the option is exercised or expires.
Milestone Payments
 — At the inception of an arrangement that includes development milestone payments, the Company evaluates whether the milestones are considered probable of being achieved and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant reversal of cumulative revenue recognized would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the control of the Company, such as regulatory approvals, are not considered probable of being achieved until those approvals are received. The Company evaluates factors such as the scientific, clinical, regulatory, commercial and other risks that must be overcome to achieve the particular milestone in making this assessment. There is considerable judgment involved in determining whether it is probable that a significant revenue reversal would not occur. At the end of each subsequent reporting period, the Company reevaluates the probability of achievement of all milestones subject to constraint and, if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up
basis, which would affect revenues and earnings in the period of adjustment. If a milestone or other variable consideration relates specifically to the Company’s efforts to satisfy a single performance obligation or to a specific outcome from satisfying the performance obligation, the Company generally allocates the milestone amount entirely to that performance obligation once it is probable that a significant revenue reversal would not occur.
Royalties
 — For arrangements that include sales-based royalties, including milestone payments based on a level of sales, where the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (i) when the related sales occur or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied). To date, the Company has not recognized any royalty revenue resulting from licensing agreements.

Research and Development Expenses
Research and Development Expenses
Research and development expenses include costs directly attributable to the conduct of research programs, including the cost of salaries, employee benefits, stock-based compensation expense, materials, supplies, depreciation on and maintenance of research equipment, the cost of services provided by outside contractors to conduct research and development activities and the allocable portions of facility costs, such as rent, utilities, and general support services. All costs incurred to fulfill the Company’s obligations under the collaboration with Gilead are classified as research and development expenses. All costs associated with research and development are expensed as incurred.
Management estimates the Company’s accrued research and development expenses as of each balance sheet date in the Company’s financial statements based on facts and circumstances known to the Company at that time. If the actual timing of the performance of services or the level of effort varies from the estimate, the Company will adjust the accrual accordingly. Nonrefundable advance payments for goods and services are deferred and recognized as expense in the period that the related goods are consumed or services are performed.

Patent Costs
Patent Costs
All patent-related costs incurred in connection with filing and prosecuting patent applications are expensed as incurred due to the uncertainty about the recovery of the expenditure. Amounts incurred are classified as general and administrative expenses.

Stock-Based Compensation
Stock-Based Compensation
The Company measures the cost of employee services received in exchange for stock-based awards based on the grant-date fair value of the awards. The Company calculates the fair value of restricted stock awards based on the grant date fair value of the underlying common stock. The Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period of the awards for service-based awards, which is generally the vesting period. The Company recognizes stock-based compensation for performance-based awards when the underlying performance conditions are considered probable of occurrence and recognizes the cumulative effect of current and prior period changes in the period of change. The Company also has the right and option to repurchase an individual’s shares of common stock or vested stock options to acquire common stock subsequent to employment termination.

The fair value of common stock underlying stock-based awards is based on an estimate at each grant date. The valuation provided by the board of directors is derived from a recommendation by an unrelated third-party valuation firm. The Company determines the estimated per share fair value of its common stock at various dates considering contemporaneous and retrospective valuations that incorporate objective and subjective factors, including actual and forecasted financial results, market conditions and performance of comparable publicly traded companies, developments and milestones of the Company, the rights and preferences of common and redeemable convertible preferred stock, advice from the third-party valuation specialists, and transactions involving the Company’s stock. The estimated per share fair value of the Company’s common stock is determined in accordance with the guidance outlined in the American Institute of Certified Public Accountants
Practice Aid,
Valuation of Privately-Held Company Equity Securities Issued as Compensation
. The fair value of each restricted common stock award is estimated on the date of grant based on the fair value of the Company’s common stock on that same date. The fair value of each stock option grant is determined using assumptions discussed below.
Expected Term
:    The expected term of the stock options is estimated using the “simplified method,” as prescribed in SEC’s Staff Accounting Bulletin (SAB) No. 107, as the Company has no historical information from which to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior for its stock option grants. The simplified method is the midpoint between the vesting period and the contractual term of the option.
Expected Volatility
:    Since there is limited historical data for the Company’s common stock and limited company-specific historical volatility, the Company has determined the share price volatility for options granted based on an analysis of the volatility used by a peer group of publicly traded companies. In evaluating similarity, the Company considers factors such as industry, stage of life cycle and size.
Risk-free Interest Rate
:    The risk-free rate is based on the U.S. Treasury yield curve commensurate with the expected life of the option.
Dividend Rate
:    The expected dividend was assumed to be zero as the Company has never paid dividends and has no current plans to do so.The assumptions used in estimating the fair value of stock-based awards represent management’s estimate and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different for future awards.Stock-based compensation is classified in the accompanying consolidated statements of operations and comprehensive loss based on the function to which the related services are provided. Forfeitures are accounted for as they occur. Any consideration paid by employees on exercising stock options and the corresponding portion previously credited to additional paid-in
capital are credited to share capital.
Classification of Convertible Preferred Shares	Classification of Convertible Preferred shares
The Company’s convertible preferred shares are classified outside of stockholders’ deficit because the holders of such shares have liquidation rights in the event of a deemed liquidation that, in certain situations, are not solely within the control of the Company. Further, the Company’s convertible preferred shares are redeemable at the option of the holder after March 2023. The Company records convertible preferred shares at fair value upon issuance, net of any issuance costs or discounts.

Share Issuance Costs
Share Issuance Costs
The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process
equity financings as deferred offering costs until such financings are consummated. After consummation of an equity financing, these costs are recorded as a reduction of the proceeds from the offering, either as a reduction to the carrying value of the preferred exchangeable shares or convertible preferred shares or in shareholders’ equity (deficit) as a reduction of additional paid-in
capital generated as a result of the offering. Should an
in-process
equity financing be abandoned, the deferred offering costs would be expensed immediately as a charge to operating expenses in the consolidated statements of operations and comprehensive loss. As of December 31, 2020 and 2019, the Company had no deferred offering costs.
Income Taxes
Income Taxes
The Company accounts for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are exp
e
cted to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period corresponding to the enactment date. A valuation allowance is established when it is more likely than not that all or some portion of the deferred tax assets will not be realized through generating sufficient future taxable income.
The Company assesses all material positions taken in any income tax return, including all significant uncertain positions, in all tax years that are still subject to assessment or challenge by relevant taxing authorities. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not such tax position will be sustained on examination by the taxing authorities, based solely on the technical merits of the respective tax position. The tax benefits recognized in the financial statements from such a tax position should be measured based on the largest benefit having a more likely than not likelihood of being realized upon ultimate settlement with the tax authority. The recognition and measurement of tax benefits requires significant judgments that are subject to change as new information becomes available.
Penalties and interest expense related to income taxes are included as components of income tax expense and interest expense, respectively, as necessary.

Comprehensive Loss
Comprehensive Loss
Comprehensive loss includes net loss as well as other changes in stockholders’ equity (deficit) that result from transactions and economic events other than those with stockholders. The Company’s only element of other comprehensive loss for the years ended December 31, 2020 and 2019 was unrealized gains on investments in marketable securities.

Net Loss Per Share
Net Loss Per Share
Basic net loss per share attributable to common stockholders is computed by dividing net loss by the weighted-average number of shares of common shares outstanding during each reporting period. The weighted-average number of shares of common stock outstanding used in the basic net loss per share calculation does not include unvested restricted stock awards as these instruments are considered contingently issuable shares until they vest. Diluted net loss per share attributable to common stockholders includes the effect, if any, from the potential exercise or conversion of securities, such as convertible preferred stock and stock options, which would result in the issuance of incremental shares of common stock. For diluted net loss per share, the weighted-average number of shares of common stock is the same for basic net loss per share due to the fact that when a net loss exists, dilutive securities are not included in the calculation as the impact is anti-dilutive. The Company’s convertible preferred stock and unvested restricted stock entitles the holder to participate in dividends and earnings of the Company, and, if the Company were to recognize net income, it would apply the two-class
method to calculate earnings per share. The
two-class
method is not applicable during periods with a net loss, as the holders of the convertible preferred stock and unvested restricted stock have no obligation to fund losses.The two-class
method of computing net loss per share would be applicable in a reporting period that resulted in a net income position, as the Company has issued shares that meet the definition of participating securities. The two-class
method determines net loss per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class
method requires income available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed.
Commitments and Contingencies
Commitments and Contingencies
Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Subsequent Events
Subsequent Events
The Company considers events or transactions that occur after the balance sheet date but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure.

Emerging Growth Company Status (Unaudited)
Emerging Growth Company Status (Unaudited)
The Company is an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act (“JOBS Act”), and may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies. Section 107 of the JOBS Act provides that an emerging growth company can take advantage of the extended transition period afforded by the JOBS Act for the implementation of new or revised accounting standards. The Company has elected to use the extended transition period for complying with new or revised accounting standards and as a result of this election, its consolidated financial statements may not be comparable to companies that comply with public company effective dates. The Company may take advantage of these exemptions up until the last day of the fiscal year following the fifth anniversary of an initial public offering or such earlier time that it is no longer an emerging growth company. However, the Company has not yet delayed the adoption of any new accounting standards.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In December 2019, the FASB issued ASU
2019-12,
Simplifying the Accounting for Income Taxes,
(“ASC 740”). The ASU enhances and simplifies various aspects of the income tax accounting guidance in ASC 740, including requirements related to hybrid tax regimes, the tax basis step-up
in goodwill obtained in a transaction that is not a business combination, separate financial statements of entities not subject to tax, the intra-period tax allocation exception to the incremental approach, ownership changes in investments, changes from a subsidiary to an equity method investment, interim-period accounting for enacted changes in tax law, and the year-to-date
loss limitation in interim-period tax accounting. This guidance is effective for the Company for annual and interim periods beginning after December 31, 2020; however, early adoption was permitted The Company adopted this standard as of January 1, 2021 on a prospective basis. The adoption did not have a material impact on the Company’s condensed consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06,
Debt
 — Debt with Conversion and Other Options (Subtopic
 470-20)
and Derivatives and Hedging
 — Contracts in Entity’s Own Equity (Subtopic 815
 — 40)
. The amendments in this update affect entities that issue convertible instruments and/or contracts indexed to and potentially settled in an entity’s own equity. The new ASU eliminates the beneficial conversion and cash conversion accounting models for convertible instruments. It also amends the accounting for certain contracts in an entity’s own equity that are currently accounted for as derivatives because of specific settlement provisions. In addition, the new guidance modifies how particular convertible instruments and certain contracts that may be settled in cash or shares impact the diluted earnings per share (“EPS”) computation. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company elected to early adopt this guidance on January 1, 2021. The Company issued the second tranche of its redeemable convertible Series B preferred stock in March 2021 at an original issue price of $1.32 per share, which would have resulted in the recognition of a beneficial conversion feature of $28.4 million prior to the adoption of ASU
2020-06.

Recently Adopted Accounting Pronouncements
In June 2016, the FASB issued ASU
2016-13
, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments
. The standard amends the impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses for most financial assets and certain other instruments that aren’t measured at fair value through net income. For available-for-sale
debt securities, entities are required to recognize an allowance for credit losses rather than a reduction in carrying value of the asset. Entities are no longer permitted to consider the length of time that fair value has been less than amortized cost when evaluating when credit losses should be recognized. For public entities, the guidance was effective for annual reporting periods beginning after December 15, 2019 and for interim periods within those fiscal years. Early adoption was permitted. The Company early adopted this standard as of January 1, 2020 on a prospective basis. The adoption did not have a material impact on the Company’s consolidated financial statements.In August 2018, the FASB issued ASU
2018-13,
Changes to the Disclosure Requirements for Fair Value Measurement
. The amendments become effective for the Company’s fiscal year beginning January 1, 2020. Early adoption of the amendments in full or only the provisions that eliminate or modify the disclosure requirements for fair value measurements is permitted. Adoption of this standard on January 1, 2020 did not have a material impact on the Company’s consolidated financial statements and related disclosures.In August 2018, the FASB issued ASU
2018-15,
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
. The new standard requires a customer in a cloud computing arrangement to determine which implementation costs to capitalize as assets or expense as incurred. Capitalized implementation costs related to a hosting arrangement that is a service contract will be amortized over the term of the hosting arrangement, beginning when the module or component of the hosting arrangement is ready for its intended use. The new standard became effective for the Company’s fiscal year beginning January 1, 2020. Early adoption was permitted. The early adoption of this standard on January 1, 2020 did not have a material impact on the Company’s consolidated financial statements and related disclosures.
Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements
From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that recently issued standards that are not yet effective will not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements
In December 2019, the FASB issued ASU
2019-12,
Simplifying the Accounting for Income Taxes,
(“ASC 740”). The ASU enhances and simplifies various aspects of the income tax accounting guidance in ASC 740, including requirements related to hybrid tax regimes, the tax basis step-up
in goodwill obtained in a transaction
that is not a business combination, separate financial statements of entities not subject to tax, the intra-period tax allocation exception to the incremental approach, ownership changes in investments, changes from a subsidiary to an equity method investment, interim-period accounting for enacted changes in tax law, and the year-to-date
loss limitation in interim-period tax accounting. This guidance is effective for the Company for annual and interim periods beginning after December 31, 2020; however, early adoption is permitted. The adoption is not expected to have a material impact on the Company’s consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06,
Debt
 — Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging
 — Contracts in Entity’s Own Equity (Subtopic 815
 — 40)
. The amendments in this update affect entities that issue convertible instruments and/or contracts indexed to and potentially settled in an entity’s own equity. The new ASU eliminates the beneficial conversion and cash conversion accounting models for convertible instruments. It also amends the accounting for certain contracts in an entity’s own equity that are currently accounted for as derivatives because of specific settlement provisions. In addition, the new guidance modifies how particular convertible instruments and certain contracts that may be settled in cash or shares impact the diluted EPS computation. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company elected to early adopt this guidance on January 1, 2021. Adoption of the ASU
2020-06
guidance as of January 1, 2021 has no impact on its consolidated financial statements for the year ended December 31, 2020.
The Company issued the second tranche of its redeemable convertible Series B preferred stock in March 2021 at an original issue price of $1.32 per share, which would have resulted in the recognition of a beneficial conversion feature of $28.4 million prior to the adoption of ASU
2020-06.
As such, the adoption of this guidance is expected to have a material impact on the Company’s financial statements for the year ending December 31, 2021.
From time to time, new account pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that recently issued standards that are not yet effective will not have a material impact on the Company’s consolidated financial statements.